Income taxes, Calculated Taxes Using Effective Income Tax Rates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes [Abstract]
Net (loss) income before recovery of income taxes	$ (233,220)	$ (67,091)
Canadian statutory tax rate	26.50%	26.50%
Expected income tax recovery	$ (61,803)	$ (17,779)
Different tax rate for subsidiary and other adjustments	5,520	(2,115)
Non-deductible expenses	20,846	5,624
True up to filing adjustments	0	3,264
Adjustments in respect of prior periods	(610)	0
Revaluation (gain) loss on warrant liability	(26,185)	30,253
Change in tax benefits not recognized	71,825	(13,627)
Total income tax expense	$ 9,593	$ 5,620